Chartered-in Vessels - Operating Lease Obligations (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
Charters-in - operating leases, 2019	$ 23,725
Charters-in - operating leases, 2020	$ 16,055